SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Cash, Uninsured Amount					$ 369,023
Stock Or Unit Option Plan Expense	$ 23,662	$ 15,133	$ 52,085	$ 36,379	$ 45,866	$ 24,453